Shareholder's equity (Tables)	12 Months Ended
Jun. 30, 2022
Shareholder's equity
Schedule of Ordinary Shares

	As of June 30,
(ADSs, representing an equal number of ordinary shares)	2021	2022
Basic shares (post-split)	70,190,687	70,190,687
IPO shares (post-split)	14,233,823	14,233,823
Supervisory Board Award (Restricted Shares)	15,384	45,657
Long-Term Incentive Plan (Restricted Share Units)	—	20,720
Sign-On Award (Restricted Share Units)	—	6,269
Restoration Award (Phantom Shares) - Converted	51,920	115,376
Alignment Award (Options) - Exercised	—	71,086
Number of ordinary shares	84,491,814	84,683,618